Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash Flows from Operating Activities:
Net loss from operations	$ (5,934,772)	$ (5,736,095)	$ (2,748,183)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization expenses	250,162	320,007	345,414
Bad debt provision	2,875,694	477,299	1,206,420
Inventory impairment provision		53,365	62,944
Construction in progress impairment	349,390
Deferred income taxes		328,146	(192,683)
Interest accrued on loan receivable			(13,500)
Convertible note - Accretion of financing cost	335,654	29,926	1,120,267
Issuance of warrants			509,000
Deferred cost		558,186
Share-based compensation	554,571	2,334,397
Non-cash operating lease expense	73,034
Changes in operating assets and liabilities:
Accounts receivable	912,947	831,473	(519,244)
Note receivable	32,854	(35,073)	18,522
Inventory	408,951	(180,797)	38,620
Advance to suppliers	138	480,920	(341,141)
Prepayments, receivables and other assets	50,313	1,023,791	(1,038,908)
Accounts payable	9,700	(22,792)	(619,537)
Refund liability	(1,380)	(360,860)	337,565
Advance from customers	94,339	(186,399)	(62,450)
Tax payable	27,055	(32,000)	91,417
Change in related party lease liability – operating lease	(73,034)
Accrued expenses and other current liabilities	(46,373)	384,799	488,916
Net cash (used in) provided by operating activities	(80,757)	268,293	(1,316,561)
Cash Flows from Investing Activities:
Purchase of property, plant and equipment	(70,684)	(60,932)	(78,302)
Construction in progress		(1,558)	(14,742)
Collection of deposit - Huangshan Panjie	58,381	15,581	3,132,647
Deposits for investment			(8,845,122)
Net cash used in investing activities	(12,303)	(46,909)	(5,805,519)
Cash Flows from Financing Activities:
Proceeds from borrowings	309,417
Repayment of borrowings	(26,106)	(33,055)	(42,007)
Net (repayment) receiving for due to related parties	(2,826,466)	(3,813,468)	12,534,433
Cash paid related to equity incentive plan		(30,000)
Proceeds from convertible note	3,721,667	2,804,848
Payment of convertible note issuance cost	(431,737)	(448,291)
Repayment of convertible note			(82,939)
Net proceeds from shares purchase agreements	2,194,827
Net proceeds from public offering		3,115,106
Net cash provided by used in financing activities	2,941,602	1,595,140	12,409,487
Effect of exchange rate changes on cash and cash equivalents	(1,049,683)	394,120	784,536
Net increase in cash, cash equivalents and restricted cash	1,798,859	2,210,644	6,071,943
Cash, cash equivalents and restricted cash at the beginning of year	15,569,619	13,358,975	7,287,032
Cash, cash equivalents and restricted cash at the end of year	17,368,478	15,569,619	13,358,975
Supplemental disclosures of cash flows information:
Cash paid for income taxes		16,733	3,085
Cash paid for interest expense	13,047	3,197	5,550
Non-cash transactions:
Issuance of shares for convertible note principal and interest partial settlement	2,947,293		7,680,791
Equity portion opening adjustment for adoption of ASU 2020-06	(341,619)
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 361,935